Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,925,000
Previously Paid Amount	0.00
Total Fee Amount	265.84
Total Offset Amount	0.00
Net Fee	265.84
Narrative - Max Aggregate Offering Price	$ 1,925,000
Final Prospectus	true